Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Income Tax [Line Items]
Decrease in valuation allowance	$ 6,800,000	$ 5,400,000
Receipt of taxable upfront license payments			125,000,000
Unrecognized income tax benefits that, if recognized, would affect effective tax rate	365,000	365,000
Unrecognized income tax benefits	1,435,000	1,344,000		973,000
Minimum
Income Tax [Line Items]
Tax years remain open to examinations	2003
Maximum
Income Tax [Line Items]
Tax years remain open to examinations	2012
Federal
Income Tax [Line Items]
Net operating loss carryforwards	177,400,000
Net operating loss carryforwards used during period			68,000,000
Federal | Research Tax Credit Carryforward
Income Tax [Line Items]
Tax credits carryforwards	7,600,000
Federal | Research Tax Credit Carryforward | Minimum
Income Tax [Line Items]
Federal research tax credits, expiration year	2024
Federal | Research Tax Credit Carryforward | Maximum
Income Tax [Line Items]
Federal research tax credits, expiration year	2032
State
Income Tax [Line Items]
Net operating loss carryforwards	224,400,000
State | Minimum
Income Tax [Line Items]
Net operating loss carryforwards, expiration year	2013
State | Maximum
Income Tax [Line Items]
Net operating loss carryforwards, expiration year	2032
State | Research Tax Credit Carryforward
Income Tax [Line Items]
Tax credits carryforwards	$ 1,600,000